Fair Value of Financial Instruments Not Accounted For at Fair Value	6 Months Ended
Jun. 30, 2018
Investments, All Other Investments [Abstract]
Fair Value of Financial Instruments Not Accounted For at Fair Value
6.	Fair Value of Financial Instruments Not Accounted For at Fair Value

The principal financial assets of the Company at June 30, 2018 and December 31, 2017 consist of cash and cash equivalents, and accounts receivable. The principal financial liabilities of the Company consist of accounts payable, accrued expenses and other liabilities, secured term loan facilities, revolving credit facilities and the 2017 Bonds.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other liabilities are reasonable estimates of their fair value due to the short-term nature or liquidity of these financial instruments.

The 2017 Bonds are classified as a level two liability and the fair value has been calculated based on the most recent trades of the bond on the Oslo Børs prior to June 30, 2018.

The fair value of secured term loan facilities and revolving credit facilities is estimated based on the average of the current rates offered to the Company for all debt facilities. The carrying value approximates the fair market value for the floating rate loans and revolving credit facilities due to their variable interest rate, being LIBOR. This has been categorized at level three on the fair value measurement hierarchy.

The following table includes the estimated fair value and carrying value of those assets and liabilities. The table excludes accounts receivable accrued expenses and other liabilities and accounts payable.

	December 31, 2017			June 30, 2018
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cash and cash equivalents	Level 1	62,109	62,109	55,096	55,096
Senior unsecured bond	Level 2	(100,000)	(96,775)	(100,000)	(98,000)
Secured term loan facilities and revolving credit facility	Level 3	(772,191)	(636,220)	(732,378)	(609,181)